Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

21. Related party transactions

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the entity, directly or indirectly.

Transactions with key management and directors comprised the following:

a)

In fiscal 2023, the Company paid independent directors’ compensation of C$60,000, with the chair of the audit committee receiving an additional C$20,000 and the chair of the compensation committee receiving an additional C$10,000. Director’s compensation for the year ended December 31, 2023, was $175,140 (2022 – $215,104 and 2021 – $757,690).

b)

During the year ended December 31, 2023, the Company granted 400,000 (2022 – 2,820,104 and 2021 – nil) PSUs to independent members of the Board. As at December 31, 2023, the PSUs had fully vested upon the filing of the MS Phase 1 IND on January 6, 2023 and were settled with the issuance of Class B shares.

c)

During the year ended December 31, 2023, the Company granted the previous interim CEO, the current CEO, the Chief Operating Officer (“COO”) and the CEO of Lucid, 500,000 (2022 – nil and 2021 – nil) share options each with an exercise price of C$1.30 and an expiry date of January 25, 2028. All options were fully vested on grant. Each share option can be exercised to acquire one Class B share.

d)

During the year ended December 31, 2023, the Company entered into a secured loan agreement with the CEO, President, and Executive Co-Chairman of the Board in the amount of C$1,200,000, with monthly payments of C$6,000 based on an annual interest rate of 6%. The loan matures on April 26, 2025, and is part of FSD Strategic Investments’ portfolio of loans. The loan is secured by a second charge mortgage on underlying residential property.

e)

During the year ended December 31, 2023, the Company issued 1,000,000 warrants for consulting services to certain independent members of the Board with a fair value of $533,206, prior to them joining the Board. The Company determined the fair value of the services received could not be measured reliably and determined the fair value using the Black-Scholes model.

f)

In November 2023, the Company issued 24 Class A shares through a private placement for proceeds of $34. 12 Class A shares were issued to the CEO, President, and Executive Co-Chairman of the Board and 12 Class A Share were issued to the Director and Executive Co-Chairman of the Board.

g)

In February 2021, as compensation, the Company issued 1,349,764 shares with a fair value of $3,576,875 to former CEO, Raza Bokhari, in his capacity as Board Chair and Chief Executive Officer, and to certain other directors. Of the 1,349,764 shares issued, 1,173,709, with a fair value of $3,110,330, were issued to Raza Bokhari and 176,055 shares, with a fair value of $466,545, were issued to other directors. In June 2021, 156,278 of the shares issued to directors in February 2021 were cancelled. On March 8, 2022, following litigation with respect to certain of the shares issued to Raza Bokhari in February 2021, the court issued a decision, permitting the part of the share grant to Raza Bokhari until the date of his termination (being 536,979 Class B shares) but cancelling the shares relating to services that were to be provided after the date of termination (being 504,888 Class B shares). The shares were cancelled on March 29, 2022.

h)	For the year ended December 31, 2023, the Company paid expenses of $nil (2022 – $nil and 2021 – $262,834) to a company owned by the former CEO.

i)

For the year ended December 31, 2023, the Company reimbursed $145,081 (2022 – $41,596 and 2021 – $528,872) to a related party of the CEO, President, and Executive Co-Chairman of the Board for legal expenses.

j)	During the year ended December 31, 2021, the Company reimbursed certain directors C$1,334,158 for expenses incurred in relation to requisitioning, calling and holding the shareholders’ meeting.

Key management personnel compensation during the years ended December 31, 2023, 2022 and 2021 is comprised of:

	2023	2022	2021
	$	$	$
Salaries, benefits, bonuses and consulting fees	1,395,096	1,839,441	2,075,893
Share-based payments	1,980,732	1,345,952	6,881,641
Total	3,375,828	3,185,393	8,957,534

As at December 31, 2023, the Company owes an executive officer $140,012, for legal fees incurred by the Company and paid by the executive officer on behalf of the Company. The amount owed is recorded within trade and other payables.